Significant Accounting Policies (FY) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies [Abstract]
Components of Subscription, Transaction and Services Revenues
The following is a description of principal activities from which the Company generates revenue, as well as a further breakdown of the components of subscription, transaction and services revenues for the three months ended March 31, 2021 and 2020:

	2021	2020
Subscription and transaction fees	$30,183	$23,125
Services and other	2,936	1,399
Subscription, transaction and services	$33,119	$24,524

The following is a description of principal activities from which the Company generates revenue, as well as a further breakdown of the components of subscription, transaction and services revenues for each year ended December 31:

	2020	2019	2018
Subscription and transaction fees	$99,609	$89,476	$74,725
Services and other	8,960	6,984	4,846
Subscription, transaction and services	$108,569	$96,460	$79,571

Changes in Total Current and Long-term Deferred Revenue
The table below shows significant changes in the total current and long-term deferred revenue during the year ended December 31, 2020.

Ending balance December 31, 2019	$25,068
Amounts invoiced but not recognized	54,837
Revenue recognized	(50,149)
Ending balance December 31, 2020	$29,756

Estimated Useful Lives
Amortization and depreciation are recorded on a straight-line basis over the estimated useful lives or depreciation periods of the assets as follows:

Assets held under capital leases – computer, print and mail equipment	3-5 years
Computer, print and mail equipment	3-5 years
Furniture and fixtures	3-15 years
Software	3 years
Vehicles	5 years
Leasehold improvements	Lesser of estimated useful life or the term of the related lease